SHARE-BASED COMPENSATION	12 Months Ended
Feb. 29, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
23.	SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plans permit the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. In August 2013, the Company amended and restated the 2010 Share Incentive Plan. Pursuant to the amended and restated 2010 Share Incentive Plan, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the amended and restated 2010 Share Incentive Plan. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of $8,345,290, $18,441,076 and $25,847,497 for the years ended February 28, 2014, 2015 and February 29, 2016, respectively.

Table below shows the summary of share based compensation:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Cost of revenues	$47,894	$47,808	$42,679
Selling and marketing	1,161,593	2,072,742	2,479,864
General and administrative	7,135,803	16,320,526	23,324,954

Total	$8,345,290	$18,441,076	$25,847,497

Non-vested shares

On March 1, 2014, the Company granted 5,538,400 non-vested  shares to directors and employees .These non-vested shares vest as follows:(1) 5,484,000 vests in ten equal batches on January 26 of each year from 2015 to 2024,(2) 43,200 vests in six equal batches on January 26 from 2015 to2020 and (3)11,200 vests in four equal batches on January 26 of each year from 2015 to 2018.

On April 26, 2014, the Company granted 464,800 non-vested shares to employees. These non-vested shares vest as follows: (1) 420,000 vests in six equal batches on January 26 of each year from 2015 to 2020 and (2) 44,800 vests in four equal batches on January 26 from 2015 to 2018.

On July 26, 2014, the Company granted 120,800 non-vested shares to employees. These non-vested shares vest as follows: (1) 48,000 vests in six equal batches on January 26 from 2015 to 2020, (2) 21,600 vests in six equal batches on July 26 from 2015 to 2020, (3) 51,200 vests in four equal batches on July 26 from 2015 to 2018.

On October 26, 2014, the Company granted 1,644,060 non-vested shares to independent directors and employees. These non-vested shares vest as follows:(1) 32,400 vests on October 26, 2014, (2) 78,000 vests in three equal batches on October 26 from 2015 to 2017, (3) 65,504 vests on January 26 of 2015, (4) 52,200 vests in three equal batches on January 26 from 2016 to 2018, (5) 1,196 vests on January 26 of 2019, (6)212,240, 206,360, 206,360, 180,360, 177,594, 177,160, 82,000, 82,000, 48,686 and 42,000 vests on July 26 of each year from 2015 to 2024.

On January 26, 2015, the Company granted 440,194 non-vested shares to employees. The non-vested shares vest as follows: (1) 7,290, 8,040, 9,040, 7,040, 1,040 and 1,040 vests on July 26 of each year from 2015 to 2020, (2) 65,428, 59,834, 59,834, 58,900, 52,218, 45,854, 34,854 and 29,782 vests on January 26 of each year from 2016 to 2023.

On April 26, 2015, the Company granted 1,460,026 non-vested shares to independent directors and employees. The non-vested shares vest as follows: (1) 3,800, 7,600, 7,600, 7,600 and 3,800 vests on July 26 of each year from 2015 to 2019, (2) 157,260, 165,136, 165,182, 164,634, 158,406, 158,406, 103,602, 95,800, 130,600 and 130,600 vests on January 26 of each year from 2016 to 2025.

On July 26, 2015, the Company granted 188,024 non-vested shares to independent directors and employees. These non-vested shares vest as follows: (1) 4,238, 13,000, 13,000 and 8,762 vests on October 26 of each year from 2015 to 2018, (2) 17,470, 21,822, 21,822, 21,536, 12,566, 9,520 and 3,088 vests on January 26 of each year from 2016 to 2022, (3) 8,400, 8,400 and 9,400 vests on July 26 of each year from 2016 to 2018, (4) 15,000 vests in five equal batches on July 26 from 2019 to 2023.

On October 26, 2015, the Company granted 2,971,002 non-vested shares to employees. These non-vested shares vest as follows: (1) 387,541, 389,864, 389,864, 388,594, 364,293, 363,532 and 137,272 vests on July 26 of each year from 2016 to 2022, (2) 408,720 vests in three equal batches on July 26 from 2023 to 2025, (3) 35,804, 48,050 and 57,468 vests on October 26 of each year from 2016 to 2018.

On January 26, 2016, the Company granted 258,894 non-vested shares to employees. These non-vested shares vest as follows: (1) 26,822, 25,640, 25,640, 25,640, 23,588, 22,660, 14,304, 9,400, 3,000 and 3,000 vests on July 26 of each year from 2016 to 2025, (2) 55,200 vests in four equal batches on January 26 from 2017 to 2020, (3) 24,000 vests in six equal batches on January 26 from 2021 to 2026.

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2013	7,711,512	5.24

Granted	1,591,800	7.67
Forfeited	276,836	5.48
Vested	1,784,364	5.08

Outstanding as of February 28, 2014	7,242,112	5.80

Granted	8,208,254	12.95
Forfeited	381,300	8.74
Vested	2,482,416	7.25

Outstanding as of February 28, 2015	12,586,650	10.09

Granted	4,877,946	18.67
Forfeited	1,355,964	9.08
Vested	1,869,530	10.78

Outstanding as of February 29, 2016	14,239,102	13.04

The Company recorded compensation expense of $8,345,290, $18,441,076 and $24,929,207 for the years ended February 28, 2014, 2015 and February 29, 2016 related to non-vested shares.

As of February 29, 2016, the unrecognized compensation expense related to the non-vested share awards amounted to $177,984,109, which will be recognized over a weighted-average period of 4.0 years. The total fair value of non-vested shares that vested during the years ended February 28, 2014, 2015 and February 29, 2016 was $9,064,569, $17,997,516 and $20,153,533, respectively.

Share options

On April 26, 2015, the Company granted 450,000 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period of 6 years. The exercise price per share option granted was $16.10.

On July 26, 2015, the Company granted 101,200 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period ranging from 6 to 8 years. The exercise price per share option granted was $16.10.

On October 26, 2015, the Company granted 447,200 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period ranging from 4 to 6 years. The exercise price per share option granted was $14.50.

On January 26, 2016, the Company granted 214,080 share options to employees and majority of the share options shall vest in equal batches after the start of vesting period ranging from 4 to 10 years. The exercise price per share option granted was $18.32.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

For the year
ended February
29, 2016
Risk-free interest rate(1)	1.64%-1.97%
Expected life (years)(2)	6.25-8.75
Expected dividend yield(3)	0%
Volatility(4)	34.0%-34.7%
Fair value of options at grant date per share	$7.66 to $10.65

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718.

Share options activity for the year ended February 29, 2016 was as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2015	-	-	-	-
Granted	1,212,480	15.90
Exercised	40,136	16.10
Forfeited	49,798	16.10

Outstanding as of February 29, 2016	1,122,546	15.88	9.77	11,216,526

Vested and expected to vest as of February 29, 2016	938,194	15.78	9.71	9,473,174
Exercisable as of February 29, 2016	27,968	16.10	9.24	273,527

The Company recorded compensation expense of $918,290 for the year ended February 29, 2016 related to share options.

Total intrinsic value of options exercised for the year ended February 29, 2016 was $341,003. The total fair value of options vested during the year ended February 29, 2016 was $523,110.

As of February 29, 2016, there was $9,058,333 unrecognized share-based compensation cost related to share options, which will be recognized over a weighted-average vesting period of 3.6 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.